Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Investment in Securities [Member]
Carrying amount	¥ 422,938	¥ 314,248
The cumulative amount of fair value hedging adjustments included in the carrying amount	1,147	12,764
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	0
Installment Loans [Member]
Carrying amount	28,836	17,942
The cumulative amount of fair value hedging adjustments included in the carrying amount	55	43
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0	¥ 0